Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Gross revenues	$ 4,545,090	$ 3,959,638	$ 5,090,739	$ 6,378,242
Less: Contractual allowances	879,606	733,757	774,255	1,972,200
Net revenues	$ 3,665,484	$ 3,225,881	$ 4,316,484	$ 4,406,042